Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Schedule of Goodwill
	December 31,
	2014	2015
Gross amount:
Beginning balance	$29,509	$344,630
Goodwill acquired in acquisitions of business	316,492	24,410
Goodwill in relation to disposal of subsidiaries	-	(34,065)
Exchange rate differences	(1,371)	(14,136)
Ending balance	344,630	320,839

Accumulated impairment loss:
Beginning balance	-	-
Impairment	-	(7,871)
Ending balance	-	(7,871)

Goodwill, net	$344,630	$312,968